Related Party Transactions	9 Months Ended
Sep. 30, 2022
Related Party Transactions

17.	Related Party Transactions

At September 30, 2022, accounts payable and accrued liabilities included $113,223 (December 31, 2021 - $13,831) due to related parties. The amounts are unsecured, non-interest bearing and due on demand.

During the nine months ended September 30, 2022, management fees and salaries of $537,227 (2021 - $176,930), director fees of $54,000 (2021 - $42,000), and stock-based compensation of $1,401,090 (2021 - $Nil) were incurred to related parties.

During the nine months ended September 30, 2022, the Company issued 2,000,000 (2021 - 1,416,667) units with a fair value of $242,513 for the settlement of accounts payable owed to related parties in the amount of $242,513 (2021 - $70,833), resulting in no gain or loss.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

17.	Related Party Transactions (Continued)

During the nine months ended September 30, 2022, the Company issued Nil (2021 - 5,146,667) common shares relating to the exercise of Nil (2021 – 4,476,667) warrants and Nil (2021 – 670,000) options held by related parties. As consideration, the Company entered into promissory note agreements with the related parties for total principal receivable by the Company of $Nil (2021 - $518,820 (CAD$648,078)). Refer to Note 11.

During the nine months ended September 30, 2022, the Company paid the relative of a senior officer and director of the Company $5,000 for social media services for the Company. This amount is included in prepaid expenses as at September 30, 2022.

As at September 30, 2022, notes receivable included $450,325 (December 31, 2021 - $517,985) due from related parties. The amounts are unsecured, bear interest at 5% per annum and mature between one to two years from grant.

Pursuant to agreements between the four directors and the Company, each of the four directors shall be granted 200,000 fully vested RSUs upon each anniversary of the contract and three of the four directors shall be granted 250,000 fully vested RSUs upon successful spudding of the first well by the Company. For three of the four directors, the amount of RSUs shall be indexed pro-rata to account for any dilution incurred by subsequent share issuance by the Company. As at September 30, 2022, each of the four directors is owed 200,000 RSUs pursuant to the contract and three of the four directors are owed 250,000 RSUs each for the successful spudding of the first well. For three of the four directors, an additional 291,947 RSUs are owed each, pursuant to the dilution clause. The value of these RSUs is calculated to be $608,546 which has been recorded as an obligation to issue shares as at September 30, 2022.

On September 2, 2020, the CEO signed an employment agreement with the Company in which the CEO shall receive:

●	100,000 fully vested RSUs upon the first anniversary of the agreement. The amount of RSUs shall be indexed pro-rata to account for any dilution incurred by subsequent share issuances by the Company;
●	If during the term of the Agreement, the Company completes any cash financing of $5,000,000, the Company shall issue 250,000 fully vested RSUs and $25,000 for each $5,000,000 raised.
●	Upon spudding of the first well by the Company, the Company shall grant 250,000 fully vested RSUs and 250,000 fully vested RSUs every anniversary of the spud date (Condition was met on September 15, 2022). This amount is indexed pro-rata to account for any dilution incurred by subsequent share issuances by the Company; and
●	If during the term of the Agreement, the Company enters into any non-financing transaction, a cash bonus of US$100,000 is owed upon the successful closing.

As at September 30, 2022, an obligation to issue shares of $350,162 exists relating to the vesting of RSUs owed to the CEO.

On July 15,2022, the CFO signed an employment agreement with the Company in which the CFO shall receive:

●	100,000 fully vested RSUs upon the first anniversary of the agreement;
●	150,000 fully vested RSUs upon the second anniversary of the agreement;
●	For each subsequent year, the number of RSUs is determined in context of the market price of the shares and in respect to the performance of the Company;
●	A bonus of 100,000 RSUs plus the sum of $15,000 cash paid upon the successful completion of the Ccompany’s phase A drilling program at the SASB gas field;
●	A bonus of 125,000 RSUs plus the sum of $20,000 cash paid upon the successful completion of at least an additional seven wells as part of the Company’s phase B drilling program at the SASB gas field; and
●	A bonus of $25,000 cash upon the executive arranging a credit line for SASB of at least $5,000,000.

As at September 30, 2022, an obligation to issue shares of $5,739 exists relating to the vesting of RSUs owed to the CFO.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

17.	Related Party Transactions (Continued)

On July 15,2022, the COO signed an employment agreement with the Company in which the COO shall receive:

●	125,000 fully vested RSUs upon the first anniversary of the agreement;
●	150,000 fully vested RSUs upon the second anniversary of the agreement;
●	For each subsequent year, the number of RSUs is determined in context of the market price of the shares and in respect to the performance of the Company;
●	A bonus of 100,000 RSUs plus the sum of $15,000 cash paid upon the successful completion of the company’s phase A drilling program at the SASB gas field; and
●	A bonus of 125,000 RSUs plus the sum of $20,000 cash paid upon the successful completion of at least an additional seven wells as part of the Company’s phase B drilling program at the SASB gas field;

As at September 30, 2022, an obligation to issue shares of $7,174 exists relating to the vesting of RSUs owed to the COO.

On August 18, 2022, the Company entered into a settlement agreement with the former CFO of the Company upon resignation, whereupon the Company will issue/pay:

●	325,000 common shares with a fair value of $94,300 (not issued as at September 30, 2022);
●	$210,000 in cash to be paid as follows:
○	$110,000 paid upon execution of the agreement (Paid);
○	$50,000 to be paid on or before January 31, 2023 (Unpaid);
○	$50,000 to be paid on or before March 31, 2023 (Unpaid);
●	200,000 RSUs with a fair value of $58,031 for services rendered as a director (not issued as at September 30, 2022);
●	75,000 RSUs with a fair value of $21,761 for services rendered as an audit committee member (not issued as at September 30, 2022);

As at September 30, 2022, an obligation to issue shares of $174,093 exists relating to the common shares and RSUs owed to the former CFO.